Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

Note 13 – Related party transactions

a. Other receivables – related party

	Relationship	Nature	December 31, 2024	December 31, 2023

Nanjing Jinwang Art Purchase E-commerce Co., Ltd.(“Nanjing Jinwang”)	It is controlled or owned by Huajun Gao and/or Aimin Kong, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	Funds held in trading platform trust account entrusted with Nanjing Jinwang. The funds are unrestricted as to immediate withdrawal and use after the Company’s customers completed the necessary administrative procedures from the platform. The Company normally make withdraw monthly.	$-	$346,114
Total			$-	$346,114

b. Accounts payable – related parties consist of the following:

	Relationship	Nature	December 31, 2024	December 31, 2023

Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Payable for storage fees	502	27,885
Total			$502	$27,885

c. Other payables – related parties consist of the following:

Other payables – related parties are those nontrade payables arising from transactions between the Company and its related parties, such as payments paid on behalf of the Company.

	Relationship	December 31, 2024	December 31, 2023

Mun Wah Wan	Former Chairman of the board of directors of the Company	-	400
Total		$-	$400

d. Net revenues – related parties consist of the following:

	Relationship	Nature	The Period from January 1, 2024 to May 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	Technological service fee revenue	$12,824	$39,643	$29,934
Jinling Cultural	It is controlled or owned by Huajun Gao and/or Aimin Kong, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	Technological service fee revenue	-	-	21,542
Hunan Huaqiang Artwork Trading Center Co., Ltd.	49% owned by Jinling Cultural	Technological service fee revenue	-	-	17,091
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang	Technological service fee revenue	41,809	104,966	97,758
Total			$54,633	$144,609	$166,325

e. Cost of revenues – related party consists of the following:

	Relationship	Nature	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Zhongcang Warehouse Co., Ltd.	An 18% subsidiary of the VIE of the Company	Storage fees	$21,075	$64,051	$304,400

f. Selling and marketing expenses – related party consists of the following:

	Relationship	Nature	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang	Online advertising expenses	$-	$-	$43,590

In 2019, the Company entered into advertising contract with Kashi Jinwang Art Purchase E-commerce             Co., Ltd. pursuant to which the Company would use advertising space on Kashi Jinwang’s website from January 1, 2019 to December 31, 2022. The Company was charged a yearly advertising fee of approximately $0.18 million adjustable by actual usage, which was approximately 1.7% of the Company’s initial listing value of collectible or artwork at the time when the contract was entered. On May 1, 2020, the contract between the Company and Kashi Jinwang Art Purchase E-commerce Co., Ltd. was amended and the monthly advertising fee was fixed at 1.5% of the initial listing value of collectible or artwork from May 1, 2020 to December 31, 2022. The contract was further amended on June 25, 2020, pursuant to which the fee will be 2.25% of the initial listing value of collectibles or artwork from July 1, 2020 to December 31, 2020, then return back to 1.5% from January 1, 2021 to December 31, 2022. There has been no new contract for the year ended December 31, 2024 and 2023.

g. General and administrative expenses – related parties consist of the following:

	Relationship	Nature	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Nanjing Culture	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024	Rent expense.	$38,647	$146,924	$151,480
HKFAEx	100% owned by the Company’s former Chairman	Accounting and business administration services.	65,744	$87,365	$87,350
Total			$104,391	$234,289	$238,830

During the years ended December 31, 2024, 2023 and 2022, HKDAEx paid approximately $66,000, $87,000 and $87,000, respectively, to HKFAEx, a company owned by our chairman for accounting and business administration services.

The Company entered into a non-cancellable Office Premises Use Contract with Nanjing Culture which is controlled by Huajun Gao and Aimin Kong, each is a 10.7% beneficial shareholder of the Company, for an office from January 1, 2020 to December 31, 2020 with a monthly rental of approximately $14,000 including VAT taxes. The Company renewed the lease under the same terms from January 1, 2021 to December 31, 2021 and then renewed again to December 31, 2024. Nanjing Culture became a third party since June 2024. The monthly rent from January 2024 to May 2024 was renegotiated to approximately $7,700 per month. Total related party rental expense for the years ended December 31, 2024, 2023 and 2022 was approximately $39,000, $147,000 and $151,000, respectively.